Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk
Further, OpenKey and Pure Rooms generated revenue through contracts with Ashford Trust OP and Ashford Prime OP, as summarized in the table below, stated as a percentage of the consolidated subsidiaries’ total revenues:

	Year Ended December 31,
	2017	2016	2015
Percentage of total revenues from Ashford Trust OP and Ashford Prime OP(1)
J&S (2)	2.2%	—%	—%
Pure Rooms	45.6%	—%	—%
OpenKey	28.4%	9.1%	—%
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(1)	See note 17 for details regarding our related party transactions.

(2)	Represents percentage of revenues earned by J&S from customers at Ashford Trust and Ashford Prime hotels. See note 2 for the discussion of audio visual revenue recognition policy.